Intangible assets	12 Months Ended
Sep. 30, 2025
Intangible assets
Intangible assets

8.Intangible assets

The following table shows a breakdown of intangible assets:

	PARA SHOT™	PARA SHOT™	ARWEN™	Customer	Purchase	ARWEN™
	System	Patent	Tradename	Relationships	Orders	40mm Patent	Total
Balance at September 30, 2023	$3,998,395	$40,295	$28,232	$41,041	$4,387	$—	$4,112,350
Additions	9,823	—	—	—	—	—	9,823
Amortization	(933,541)	—	(8,800)	(5,000)	—	—	(947,341)
Balance at September 30, 2024	$3,074,677	$40,295	$19,432	$36,041	$4,387	$—	$3,174,832
Additions	—	—	—	—	—	26,675	26,675
Amortization	(788,400)	—	(8,800)	(5,000)	—	(4,890)	(807,090)
Recognition of open orders	—	—	—	—	(4,387)	—	(4,387)
Balance at September 30, 2025	$2,286,277	$40,295	$10,632	$31,041	$—	$21,785	$2,390,030

The balance at September 30, 2025, for PARA SHOTTM represents the acquired technology asset (i.e. intellectual properties), coupled with additional capitalized development costs. As it is available for its intended use, amortization charge was recorded for the year ended September 30, 2025, of $788,400 (2024 - $933,541, 2023 - $562,639).

PARA SHOTTM was assessed for indicators of impairment at September 30, 2025, as it was available for use. The Company determined that there were no indicators of impairment and therefore did not test for impairment.

On July 1, 2025, the Company reassessed the estimated useful life of its PARA SHOTTM assets, in accordance with IAS 38 – Intangible Assets and IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. As a result of this review, the useful life was extended from January 2028 to April 2032. The revision was made based on updated information regarding the asset’s expected economic benefits and technological relevance. The factors driving this change were the continued prospect interest for the product and its functionalities beyond the original estimate and lower than expected rate of technological disruption in the industry. This change in estimate has been applied prospectively from July 1, 2025. The effect of the change on amortization expense is a reduction in annual amortization expense from $934,000 to $350,000.